Korea Capital Fund

                               Semi-Annual Report
                                 to Shareholders


                                February 28, 1998

                                   (Unaudited)

KOREA CAPITAL FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

    Shares    COMMON STOCKS--50.8%                                Market Value
--------------------------------------------------------------------------------
              Automobile/Truck Parts & Equipment--2.7%
     4,530    Sam Lip Industrial                                  $      62,101
                                                                   -------------

              Banks--2.6%
     1,190    Kookmin Bank *                                              7,574
    10,000    Korea Merchant                                             52,020
                                                                   -------------
                                                                         59,594
                                                                   -------------
              Building & Construction--0.2%
     3,000    Byucksan Corporation *                                      4,186
                                                                   -------------
              Cellular Telecommunications--5.3%
       350    SK Telecom                                                119,952
                                                                   -------------
              Chemicals & Drugs--1.3%
     1,500    Wooshin Industries                                         28,550
                                                                   -------------
              Distribution/Wholesale--4.2%
     2,500    Daesun Industrial                                          41,310
     5,000    Samyung Trading Co.                                        53,856
                                                                   -------------
                                                                         95,166
                                                                   -------------
              Electronic Components - Semiconductors--3.7%
     5,000    LG Semiconductor                                           82,620
                                                                   -------------
              Electronics--6.5%
     6,000    LG Electronics *                                           90,331
     1,000    Samsung Electronics *                                      57,834
                                                                   -------------
                                                                       $148,165
                                                                   -------------
              Fisheries--3.4%
     4,630    Donwon Industries Co. *                                    77,724
                                                                   -------------
              Food & Beverages--4.1%
     4,630    Oriental Brewery Co.                                       62,622
     3,000    Taihan Sugar Ind. *                                        30,294
                                                                   -------------
                                                                         92,916
                                                                   -------------
              Gas - Distribution--0.8%
     1,000    Pusan City Gas Co.                                         16,952
                                                                   -------------

              Machinery & Equipment--2.3%
    10,000    Daewoo Heavy Industries                                    52,142
                                                                   -------------
              Medical-5.3%
     2,000    Chong Kun Dang Corporation                                 41,616
     4,000    Whan In Pharmaceutical                                     78,336
                                                                   -------------
                                                                        119,952
                                                                   -------------

See Accompanying Notes to Financial Statements.

    Shares    COMMON STOCKS (Continued)                           Market Value
--------------------------------------------------------------------------------
              Metals--0.9%
     1,000    Kong Wha Co. LTD                                    $      20,257
                                                                   -------------
              Power Conversion Supply Equipment--3.1%
       560    Seondo Electric                                            71,286
                                                                   -------------
              Transportation--2.0%
    18,330    Korea Airlines *                                           44,872
                                                                   -------------
              Wire & Cable Products--2.4%
     6,000    Iljin Corporation                                          53,244
                                                                   -------------
              TOTAL COMMON STOCK
              (Cost $1,579,914)                                       1,149,679
                                                                   -------------


              PREFERRED STOCKS--0.7%
--------------------------------------------------------------------------------

              Oil Refining & Marketing
    27,180    Korea Kumho Petro
              (Cost $54,761)                                             16,302
                                                                   -------------


        Principal         REPURCHASE AGREEMENT--47.6%
--------------------------------------------------------------------------------

$1,079,000    State Street Bank & Trust Co., 4.00%, dated
              2/27/98, to be repurchased at $1,079,360 on
              3/02/98; collateralized by U.S. Treasury Notes
              due 04/30/99, Value $1,615,000)
              (Cost $1,079,000)                                       1,079,000
                                                                  --------------

              TOTAL INVESTMENTS--99.1%
              (Cost $2,713,675)                                       2,244,981
                                                                  --------------

              OTHER ASSETS IN EXCESS OF OTHER LIABILITIES--0.9%          19,286
                                                                  --------------

              NET ASSETS--100.0%                                 $    2,264,267
                                                                  ==============
-------------------------------------------------------
      *Non-income producing security.

See Accompanying Notes to Financial Statements.

KOREA CAPITAL FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998

--------------------------------------------------------------------------------
ASSETS
          Investments in securities (Cost of $2,713,675)            $ 2,244,981
          Cash                                                              280
          Foreign currency (Cost of $66,175)                             44,108
          Interest receivable                                               240
          Receivable for securities sold                                 61,196
          Due from Advisor                                               35,798
          Prepaid insurance                                                 841
                                                                    -----------

                 Total Assets                                         2,387,444
                                                                    -----------


LIABILITIES
          Due to Investment Manager                                      69,427
          Accrued expenses                                               53,750
                                                                    -----------

                 Total Liabilities                                      123,177
                                                                    -----------

NET ASSETS                                                          $ 2,264,267
                                                                    ===========

COMPOSITION OF NET ASSETS
          Paid in capital                                           $ 8,896,797
          Accumulated net investment expense                          ($462,474)
          Accumulated net realized loss                              (5,680,095)
          Net unrealized depreciation on investments and
                 foreign currency                                      (489,961)
                                                                    -----------

                 Net Assets                                         $ 2,264,267
                                                                    ===========

CAPITAL SHARES OUTSTANDING                                              667,918
                                                                    -----------

NET ASSET VALUE PER SHARE                                           $      3.39
                                                                    ===========

MAXIMUM OFFERING PRICE PER SHARE                                    $      3.55
                                                                    ===========
See Accompanying Notes to Financial Statements

KOREA CAPITAL FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED FEBRUARY 28, 1998

--------------------------------------------------------------------------------

INVESTMENT INCOME:
          Dividend income (Net of withholding taxes)                $     1,096
          Interest income                                                20,014
          Other income                                                        7
                                                                    -----------
                 TOTAL INCOME                                            21,117
                                                                    -----------

EXPENSES:
          Investment management fees                                     10,115
          Advisory and administration fees                                4,335
          Sub-Administration fees                                        11,901
          12b-1 fees                                                      3,612
          Custodian fees                                                 32,232
          Fund Accounting fees                                           11,901
          Audit fees                                                      5,455
          Transfer agent fees                                             3,968
          Trustee fees                                                    1,488
          Legal fees                                                      2,628
          Miscellaneous fees                                              1,687
          Registration fees                                               1,240
          Shareholder reports fees                                        1,191
          Insurance expenses                                                744
                                                                    -----------
                 Gross expenses                                          92,497
                 Expense reimbursement                                  (57,817)
                                                                    -----------
                 Total expenses                                          34,680
                                                                    -----------

                 NET INVESTMENT EXPENSE                                 (13,563)
                                                                    -----------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS

          Net realized loss on investments and foreign
                 currency transactions                               (2,007,874)
          Net change in unrealized loss on depreciation on
                 investments and foreign currency transactions          (59,238)
                                                                    -----------

                 NET LOSS ON INVESTMENTS                             (2,067,112)
                                                                    -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                          ($2,080,675)
                                                                    ===========
See Accompanying Notes to Financial Statements

KOREA CAPITAL FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               For the        For the
                                                                             Period Ended   Year Ended
                                                                               02/28/98      08/31/97
                                                                             -----------    -----------
Operations:
      Net investment expense                                                 $   (13,563)   $   (35,099)
      Realized loss on securities and foreign currency transactions           (2,007,874)    (1,883,607)
      Net change in unrealized appreciation (depreciation)                       (59,238)       641,229
                                                                             -----------    -----------

      Net decrease in net assets from operations                              (2,080,675)    (1,277,477)

Capital Share Activity
      Issued and Reinvested                                                         --             --
      Redeemed                                                                      --       (2,467,259)
                                                                             -----------    -----------

      Net increase in net assets from capital share activity                        --       (2,467,259)
                                                                             -----------    -----------

Total decrease in net assets                                                  (2,080,675)    (3,744,736)

Net assets beginning of year                                                   4,344,942      8,089,678
                                                                             -----------    -----------

Net assets end of year                                                       $ 2,264,267    $ 4,344,942
                                                                             ===========    ===========

See Accompanying Notes to Financial Statements

KOREA CAPITAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               For the       For the      For the        For the       For the       For the
                                            period ended  period ended  period ended  period ended  period ended  period ended
     Description                              02/28/98      08/31/97      08/31/96      08/31/95      08/31/94      08/31/93 *
---------------------------                 ------------  ------------  ------------  ------------  ------------  ------------
Beginning net asset value                    $    6.51      $   7.69     $   9.26       $  11.18     $   10.89     $    10.00

Net investment expense                           (0.02)        (0.28)       (0.15)         (0.07)        (0.17)         (0.09)

Net realized and unrealized gain (loss)
  on securities and foreign currency             (3.09)        (0.90)       (1.42)         (1.20)         1.00           0.98

Distributions from capital gains                  --           --           --             (0.27)        (0.54)         --
Return of capital                                 --           --           --             (0.38)       --              --
                                             ---------      --------     --------       --------     ---------     ----------

Ending net asset value                       $    3.40      $   6.51     $   7.69       $   9.26     $   11.18     $    10.89
                                             =========      ========     ========       ========     =========     ==========

Total return (1)                                (47.77%)      (15.34%)     (16.68%)       (12.24%)        7.52%          9.71%

Ratios/supplemental data:
Net assets at end of year (millions)         $     2.3      $    4.3     $    8.1       $   11.9     $    14.0     $     10.0
Ratio of expenses to average net assets:
      Before expense reimbursement                6.42%         3.32%        3.55%          2.63%         3.01%          5.59%(2)%
      After expense reimbursement (3)             2.40%         2.40%        2.40%          2.40%         2.40%          2.40%(2)%
Ratio of net investment income (loss)
  to average net assets:
      Before expense reimbursement               (4.96%)       (1.53%)      (2.20%)        (0.65%)       (2.04%)        (4.79%(2)%)
      After expense reimbursement                (0.94%)       (0.62%)      (1.06%)        (0.40%)       (1.44%)        (1.60%)(2)%)

Portfolio turnover rate                         302.22%       257.43%       43.23%         60.59%        63.00%        139.00%

Average commission rate paid (4)             $  0.0612      $ 0.1186     $ 0.1408           --             --             --

----------------------------------------------
*Since October 1, 1992 (commencement of operation).

(1) The Fund's sales charge is not included in the computation of total returns.
(2)  Annualized.
(3)  Includes foreign taxes paid on dividends received.
(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

KOREA CAPITAL FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

Note 1. Significant Accounting Policies. Korea Capital Fund (the "Fund") is a series of Korea Capital Trust (the "Trust"), an open-end registered investment company under the Investment Company Act of 1940. The Fund was incorporated in Massachusetts on August 24, 1992. The Fund seeks long term capital appreciation by investing primarily in securities of Korean issuers which are listed on the Korean Stock Exchange.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

1) Securities Valuation: Equity securities are valued at the last sale price (for exchange-listed securities) or the last bid price (for over-the-counter securities). Debt securities generally are valued at the quoted bid prices.

         In the event there are securities for which market quotations are not readily available, they are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Assets or liabilities initially quoted in Korean Won will be valued in U.S. dollars based on the prevailing exchange rate on the valuation date.

2) Securities Transactions: It is the Fund's policy to recognize security transactions on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Distributions to shareholders are recorded on the ex- dividend date.

3) Foreign Currency Transactions: The books and records of the Fund are maintained in United States dollars.

         Investment securities and other assets and liabilities are translated at the exchange rate on the valuation date, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective date of such transactions.

4) Federal Income Taxes: It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

         Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable United States income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If more than 50% in value of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

5) Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

KOREA CAPITAL FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

Note 2. Capital Stock Transactions. The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01. Transactions of capital stock for the period ended February 28, 1998 were as follows:

                                                 Shares            Amount
                                                 ------            ------


         Shares sold/reinvested                          0      $           0
         Shares redeemed                                 0                  0
                                              ------------      -------------
         Net decrease                                    0      $           0
                                              ============      =============


Note 3. Transactions with Affiliates

         Advisory and Administration Agreement: The Trust, on behalf of the Fund, has approved an Investment Advisory and Administration Agreement with Daehan Securities, Inc. ("Daehan"). The Investment Advisory fee is computed daily and paid monthly by the Fund at the annualized rate of .30% of the Fund's average daily net assets. For the period ended February 28, 1998, the Fund incurred $4,335 in advisory and administration fees.

         Investment Management Agreement: The Trust, on behalf of the Fund, has approved a Management Agreement with Korea Investment Management Europe Ltd. (the "Manager"). Management fees are computed daily and paid quarterly by the Fund at the annualized rate of .70% of the Fund's average daily net assets. For the period ended February 28, 1998, the Fund incurred $10,115 in management fees.

         Distribution Agreements: The Trust has approved an agreement with Daehan whereby Daehan shall be the principal underwriter for the sale of shares of the Fund. For its services as distributor, Daehan receives a fee calculated as 0.25% of the Average Daily Net Assets which amounted to $3,612 for the period ended February 28, 1998.

         Expense Limitations: Daehan and the Manager have undertaken to limit the Fund's expenses to the annual level of 2.4% of the Fund's average net assets, exclusive of brokerage commissions, interest, taxes and extraordinary expenses. Of this limitation, Daehan and the Manager have agreed to reimburse 30% and 70%, respectively. For the period ended February 28, 1998, this amount was $57,817.

         As of February 28, 1998, the Fund had the following receivables and payables with Daehan and the Manager:

                                                                                Daehan        Manager
                                                                                ------        -------
         Receivable for expense reimbursement                                  $ 44,956     $   179,368
         Payable for advisory and administration/management fees                 (9,158)       (248,794)
                                                                             ---------------------------
             Net receivable/(payable)                                          $ 35,798     $   (69,427)
                                                                             ===========================


Related Party Transactions. As of February 28, 1998, the Fund shares owned by the Fund's sub-custodian, Bank of Seoul, totaled approximately 630,344 shares of 667,918 outstanding.

KOREA CAPITAL FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

Note 4. Investment Transactions. Purchases and sales of securities, other than short-term investments, for the period ended February 28, 1998 were $5,354,543 and $5,749,053, respectively.

The gross unrealized appreciation and depreciation for book purposes of portfolio securities at February 28, 1998 was:

                  Unrealized appreciation                 $       69,827
                  Unrealized depreciation                       (538,521)
                                                            ------------
                          Net unrealized depreciation     $    (468,694)
                                                            ============


Note 5. Repurchase Agreements. The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

         If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Note 6. Off Balance Sheet Risks. As of February 28, 1998, the Fund held approximately 80% of its total net assets in Korean equities. Accordingly, this investment style involves consideration of certain factors not typically associated with investing in securities of U.S. issuers. The securities market of Korea is substantially smaller and less developed than that of the United States. As a result, there may be greater price fluctuations. Disclosure and regulatory standards in Korea are less stringent than U.S. standards. Furthermore, there is a lower level of monitoring the regulation of the markets and investor activities by the Korean governing agencies. As these balances represent significant portions of the Fund's net assets, certain market and currency exchange fluctuations as well as the Korean economic and political situations, may have a significant impact on the Fund's net asset value. It is the Fund's policy to continuously monitor its exposure to these risks.

Note 7. Liquidation of the Fund. The Board of Trustees have adopted a plan of liquidation as of March 20, 1998.

                               KOREA CAPITAL FUND
                  3360 W. Olympic Blvd., Los Angeles, CA 90019
                                 (213) 734-5000


o        Investment Adviser and Administrator
         DAEHAN SECURITIES, INC.
         3360 West Olympic Blvd.
         Los Angeles, CA    90019

o        Investment Manager
         KOREA INVESTMENT MANAGEMENT EUROPE, LTD.
         3rd Floor, Fengate House
         14 Philpot Lane
         London, EC3M 8AJ, U.K.

o        Principal Underwriter and Distributor
         DAEHAN SECURITIES, INC.
         3360 West Olympic Blvd.
         Los Angeles, CA    90019

o        Sub-Administrator
         INVESTMENT COMPANY ADMINISTRATION CORPORATION
         2025 E. Financial Way, Ste 101
         Glendora, CA   91741

o        Custodian
         STATE STREET BANK & TRUST COMPANY
         225 Franklin Streeet
         Boston, Massachusetts  02110

o        Sub-Custodian
         BANK OF SEOUL
         101-1 Namdaemun-no, No. 2 Ga
         Chung-Gu, Seoul, Korea

o        Auditors
         GEORGE S. BAY & CO.
         3701 Wilshire Blvd., Suite 510
         Los Angeles, CA   90010

o        Fund Accountant, Transfer Agent
         AMERICAN DATA SERVICES
         150 Motor Parkway, Suite 109
         Hauppauge, NY 11788

o        Legal Counsel
         PAUL, HASTINGS, JANOFSKY & WALKER
         555 S. Flower St. 23rd Floor
         Los Angeles, CA    90071